787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 20, 2015

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, NE

Judiciary Plaza

Washington, DC 20549

Attention: Division of Investment Management

RE: BlackRock Multi-State Municipal Series Trust

Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A

(Securities Act File No. 002-99473, Investment Company Act File No. 811-04375)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Multi-State Municipal Series Trust, on behalf of BlackRock New York Municipal Opportunities Fund (the “Fund”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 74 to the Fund’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 74 to the Fund’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 18, 2015.

Sincerely,

/s/ Diana N. Huffman
Diana N. Huffman

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